TRADE AND OTHER RECEIVABLES - NET (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Trade and other receivables
Trade receivables	Rp 8,634		Rp 8,510
Other receivables	261		195
Total trade and other receivables	8,895	$ 571	8,705
Gross or Cost
Trade and other receivables
Trade receivables	16,202		16,312
Other receivables	500		446
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,568)		(7,802)	Rp (8,360)
Other receivables	Rp (239)		Rp (251)